Loss of Control of Canmart Ltd	6 Months Ended
Jun. 30, 2025
Loss of Control of Canmart Ltd [Abstract]
Loss of Control of Canmart Ltd
6.	Loss of Control of Canmart Ltd.

During the first quarter of 2025, the Company evaluated the current state of Canmart and has determined to discontinue and cease it UK operation. The Company came to this decision after receiving notification from Canmart’s directors that they intend to resign and thought out the difficulty in finding qualified replacements, among other things. The Company then filed for creditor’s voluntary liquidation and had the winding up commenced on May 30, 2025.

As at June 30, 2025, the Company no longer controlled Canmart and derecognized all assets and liabilities at their book values on May 30, 2025 and wrote down all balances to $nil. During the six months ended June 30, 2025, the Company recorded a gain on loss of control of Canmart of $615,305. The Company accounted for the operating results of Canmart as a discontinued operation during the six months ended June 30, 2025 and has reclassified the operating results of Canmart as a discontinued operation for the six months ended June 30, 2024.

Set out below is the financial performance and cash flow information for the six months ended June 30, 2025 and 2024 related to the discontinued operation:

Six months ended June 30,	2025	2024
Revenue	$-	$173,858
Operating expenses	(31,794)	(366,915)
Other income (expenses)	5,781	248,880
	(26,013)	55,823
Gain on loss of control of subsidiary	615,305	-
Gain on discontinued operations	$589,292	$55,823

Exchange differences on translation of discontinued operations	$(794,635)	$204,812
Other comprehensive income from discontinued operations	$(794,635)	$204,812

Cash flows provided by (used in) operating activities	$(21,509)	$69,599
Cash flows provided by (used in) investing activities	173	(1,505)
Cash flows provided by (used in) financing activities	-	(50,472)
Effects of exchange rate changes on cash and cash equivalents	706	(300)
Net change in cash provided by (used in) by the subsidiary	$(20,630)	$17,322

Carrying amount of net liabilities immediately prior to loss of control of subsidiary	$(12,825)
Reclassification of foreign currency translation reserve	(602,480)
Gain on loss of control of subsidiary	$(615,305)

As at June 30, 2025, the carrying amounts of assets and liabilities of Canmart were as follows:

Cash	$174
Accounts receivable (note 7)	78,737
Prepayments	62,461
Loan receivables (note 12)	592,713
Property, plant and equipment (note 9)	3,067
Intangible assets (note 11)	17,009
Total assets	$754,161

Trade and other payables	$766,986
Total liabilities	$766,986

Net liabilities	$(12,825)